Summary of Significant Accounting Policies (Details) - Schedule of Deferred Revenue - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Deferred Revenue [Abstract]
Beginning balance	$ 47,710	$ 1,648,847	$ 1,764,608
Addition	393,003	47,710	8,070,036
Recognized as revenue within the fiscal year ended	(47,710)	(1,648,847)	(8,185,797)
Ending balance	$ 393,003	$ 47,710	$ 1,648,847